Rule 497(e) - Supplement Transmittal Letter

Fidelity (logo) Investments®||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	FMR Corp. 82 Devonshire Street Boston MA 02109-3614 617 563 7000

|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	November 19, 2001

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Attention: File Room

Re:	Fidelity Municipal Trust (the trust):

Spartan Michigan Municipal Income Fund,

Spartan Minnesota Municipal Income Fund,

Spartan Municipal Income Fund,

Spartan Ohio Municipal Income Fund,

Spartan Pennsylvania Municipal Income Fund, and

Spartan Short-Intermediate Municipal

Income Fund, (the funds)

File Nos. 2-55725 and 811-2720

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933 are Supplements, each dated November 19, 2001, to the funds' Prospectuses, each dated February 28, 2001. The documents have been marked to indicate changes made since the last filing.

|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,
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|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	/s/Owen Meacham
|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Owen Meacham
|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Legal Department